Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	It is the Compensation Committee’s general practice to review and approve annual equity grants to eligible employees (including the executive officers) on a pre-determined schedule at its regularly scheduled meeting in the first quarter of each year, which is expected to occur in February of each year. The Compensation Committee does not time the granting of equity awards in relation to the release of, or otherwise take into account, material nonpublic information when determining the timing or terms of our equity awards. Instead, the timing of annual equity awards follows the regular annual compensation cycle in accordance with Company’s policy for granting equity awards. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During the last completed fiscal year, neither Old Uniti nor the Company granted stock options to any NEO.
Award Timing Method	It is the Compensation Committee’s general practice to review and approve annual equity grants to eligible employees (including the executive officers) on a pre-determined schedule at its regularly scheduled meeting in the first quarter of each year, which is expected to occur in February of each year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not time the granting of equity awards in relation to the release of, or otherwise take into account, material nonpublic information when determining the timing or terms of our equity awards.
MNPI Disclosure Timed for Compensation Value	false